Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM Sector Funds (Invesco Sector Funds)
Entity Central Index Key	0000725781
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000000337 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Energy Fund
Class Name	Class A
Trading Symbol	IENAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Energy Fund (Class A)	$61	1.23%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.23%	[1],[2]
Net Assets	$ 454,186,420
Holdings Count | Holding	33
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$454,186,420
Total number of portfolio holdings	33
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	12.11%
Chevron Corp.	9.51%
Shell PLC, ADR	7.61%
Suncor Energy, Inc.	6.70%
Canadian Natural Resources Ltd.	4.96%
CF Industries Holdings, Inc.	4.76%
ConocoPhillips	4.74%
Cheniere Energy, Inc.	4.58%
TotalEnergies SE	4.14%
Tenaris S.A.	3.95%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	12.11%
Chevron Corp.	9.51%
Shell PLC, ADR	7.61%
Suncor Energy, Inc.	6.70%
Canadian Natural Resources Ltd.	4.96%
CF Industries Holdings, Inc.	4.76%
ConocoPhillips	4.74%
Cheniere Energy, Inc.	4.58%
TotalEnergies SE	4.14%
Tenaris S.A.	3.95%
* Excluding money market fund holdings, if any.

C000000339 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Energy Fund
Class Name	Class C
Trading Symbol	IEFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Energy Fund (Class C)	$98	1.98%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.98%	[3],[4]
Net Assets	$ 454,186,420
Holdings Count | Holding	33
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$454,186,420
Total number of portfolio holdings	33
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	12.11%
Chevron Corp.	9.51%
Shell PLC, ADR	7.61%
Suncor Energy, Inc.	6.70%
Canadian Natural Resources Ltd.	4.96%
CF Industries Holdings, Inc.	4.76%
ConocoPhillips	4.74%
Cheniere Energy, Inc.	4.58%
TotalEnergies SE	4.14%
Tenaris S.A.	3.95%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	12.11%
Chevron Corp.	9.51%
Shell PLC, ADR	7.61%
Suncor Energy, Inc.	6.70%
Canadian Natural Resources Ltd.	4.96%
CF Industries Holdings, Inc.	4.76%
ConocoPhillips	4.74%
Cheniere Energy, Inc.	4.58%
TotalEnergies SE	4.14%
Tenaris S.A.	3.95%
* Excluding money market fund holdings, if any.

C000071330 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Energy Fund
Class Name	Class Y
Trading Symbol	IENYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Energy Fund (Class Y)	$49	0.98%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%	[5],[6]
Net Assets	$ 454,186,420
Holdings Count | Holding	33
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$454,186,420
Total number of portfolio holdings	33
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	12.11%
Chevron Corp.	9.51%
Shell PLC, ADR	7.61%
Suncor Energy, Inc.	6.70%
Canadian Natural Resources Ltd.	4.96%
CF Industries Holdings, Inc.	4.76%
ConocoPhillips	4.74%
Cheniere Energy, Inc.	4.58%
TotalEnergies SE	4.14%
Tenaris S.A.	3.95%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	12.11%
Chevron Corp.	9.51%
Shell PLC, ADR	7.61%
Suncor Energy, Inc.	6.70%
Canadian Natural Resources Ltd.	4.96%
CF Industries Holdings, Inc.	4.76%
ConocoPhillips	4.74%
Cheniere Energy, Inc.	4.58%
TotalEnergies SE	4.14%
Tenaris S.A.	3.95%
* Excluding money market fund holdings, if any.

C000000341 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Energy Fund
Class Name	Investor Class
Trading Symbol	FSTEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Energy Fund (Investor Class)	$61	1.23%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.23%	[7],[8]
Net Assets	$ 454,186,420
Holdings Count | Holding	33
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$454,186,420
Total number of portfolio holdings	33
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	12.11%
Chevron Corp.	9.51%
Shell PLC, ADR	7.61%
Suncor Energy, Inc.	6.70%
Canadian Natural Resources Ltd.	4.96%
CF Industries Holdings, Inc.	4.76%
ConocoPhillips	4.74%
Cheniere Energy, Inc.	4.58%
TotalEnergies SE	4.14%
Tenaris S.A.	3.95%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	12.11%
Chevron Corp.	9.51%
Shell PLC, ADR	7.61%
Suncor Energy, Inc.	6.70%
Canadian Natural Resources Ltd.	4.96%
CF Industries Holdings, Inc.	4.76%
ConocoPhillips	4.74%
Cheniere Energy, Inc.	4.58%
TotalEnergies SE	4.14%
Tenaris S.A.	3.95%
* Excluding money market fund holdings, if any.

C000023157 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Energy Fund
Class Name	Class R5
Trading Symbol	IENIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Energy Fund (Class R5)	$44	0.89%
*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%	[9]
Net Assets	$ 454,186,420
Holdings Count | Holding	33
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$454,186,420
Total number of portfolio holdings	33
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	12.11%
Chevron Corp.	9.51%
Shell PLC, ADR	7.61%
Suncor Energy, Inc.	6.70%
Canadian Natural Resources Ltd.	4.96%
CF Industries Holdings, Inc.	4.76%
ConocoPhillips	4.74%
Cheniere Energy, Inc.	4.58%
TotalEnergies SE	4.14%
Tenaris S.A.	3.95%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	12.11%
Chevron Corp.	9.51%
Shell PLC, ADR	7.61%
Suncor Energy, Inc.	6.70%
Canadian Natural Resources Ltd.	4.96%
CF Industries Holdings, Inc.	4.76%
ConocoPhillips	4.74%
Cheniere Energy, Inc.	4.58%
TotalEnergies SE	4.14%
Tenaris S.A.	3.95%
* Excluding money market fund holdings, if any.

C000188943 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Energy Fund
Class Name	Class R6
Trading Symbol	IENSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Energy Fund (Class R6)	$40	0.81%
*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[10]
Net Assets	$ 454,186,420
Holdings Count | Holding	33
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$454,186,420
Total number of portfolio holdings	33
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	12.11%
Chevron Corp.	9.51%
Shell PLC, ADR	7.61%
Suncor Energy, Inc.	6.70%
Canadian Natural Resources Ltd.	4.96%
CF Industries Holdings, Inc.	4.76%
ConocoPhillips	4.74%
Cheniere Energy, Inc.	4.58%
TotalEnergies SE	4.14%
Tenaris S.A.	3.95%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	12.11%
Chevron Corp.	9.51%
Shell PLC, ADR	7.61%
Suncor Energy, Inc.	6.70%
Canadian Natural Resources Ltd.	4.96%
CF Industries Holdings, Inc.	4.76%
ConocoPhillips	4.74%
Cheniere Energy, Inc.	4.58%
TotalEnergies SE	4.14%
Tenaris S.A.	3.95%
* Excluding money market fund holdings, if any.

C000000361 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Technology Fund
Class Name	Class A
Trading Symbol	ITYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Technology Fund (Class A)	$55	1.02%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.02%	[11],[12]
Net Assets	$ 1,711,639,526
Holdings Count | Holding	72
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$1,711,639,526
Total number of portfolio holdings	72
Portfolio turnover rate	64%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.14%
Apple, Inc.	5.19%
Microsoft Corp.	4.81%
Broadcom, Inc.	4.49%
Meta Platforms, Inc., Class A	3.67%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.11%
Amazon.com, Inc.	2.98%
ServiceNow, Inc.	2.63%
Arista Networks, Inc.	2.15%
Netflix, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.14%
Apple, Inc.	5.19%
Microsoft Corp.	4.81%
Broadcom, Inc.	4.49%
Meta Platforms, Inc., Class A	3.67%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.11%
Amazon.com, Inc.	2.98%
ServiceNow, Inc.	2.63%
Arista Networks, Inc.	2.15%
Netflix, Inc.	2.02%
* Excluding money market fund holdings, if any.

C000000363 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Technology Fund
Class Name	Class C
Trading Symbol	ITHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Technology Fund (Class C)	$95	1.76%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.76%	[13],[14]
Net Assets	$ 1,711,639,526
Holdings Count | Holding	72
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$1,711,639,526
Total number of portfolio holdings	72
Portfolio turnover rate	64%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.14%
Apple, Inc.	5.19%
Microsoft Corp.	4.81%
Broadcom, Inc.	4.49%
Meta Platforms, Inc., Class A	3.67%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.11%
Amazon.com, Inc.	2.98%
ServiceNow, Inc.	2.63%
Arista Networks, Inc.	2.15%
Netflix, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.14%
Apple, Inc.	5.19%
Microsoft Corp.	4.81%
Broadcom, Inc.	4.49%
Meta Platforms, Inc., Class A	3.67%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.11%
Amazon.com, Inc.	2.98%
ServiceNow, Inc.	2.63%
Arista Networks, Inc.	2.15%
Netflix, Inc.	2.02%
* Excluding money market fund holdings, if any.

C000071334 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Technology Fund
Class Name	Class Y
Trading Symbol	ITYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Technology Fund (Class Y)	$42	0.77%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.77%	[15],[16]
Net Assets	$ 1,711,639,526
Holdings Count | Holding	72
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$1,711,639,526
Total number of portfolio holdings	72
Portfolio turnover rate	64%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.14%
Apple, Inc.	5.19%
Microsoft Corp.	4.81%
Broadcom, Inc.	4.49%
Meta Platforms, Inc., Class A	3.67%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.11%
Amazon.com, Inc.	2.98%
ServiceNow, Inc.	2.63%
Arista Networks, Inc.	2.15%
Netflix, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.14%
Apple, Inc.	5.19%
Microsoft Corp.	4.81%
Broadcom, Inc.	4.49%
Meta Platforms, Inc., Class A	3.67%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.11%
Amazon.com, Inc.	2.98%
ServiceNow, Inc.	2.63%
Arista Networks, Inc.	2.15%
Netflix, Inc.	2.02%
* Excluding money market fund holdings, if any.

C000000365 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Technology Fund
Class Name	Investor Class
Trading Symbol	FTCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Technology Fund (Investor Class)	$50	0.92%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.92%	[17],[18]
Net Assets	$ 1,711,639,526
Holdings Count | Holding	72
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$1,711,639,526
Total number of portfolio holdings	72
Portfolio turnover rate	64%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.14%
Apple, Inc.	5.19%
Microsoft Corp.	4.81%
Broadcom, Inc.	4.49%
Meta Platforms, Inc., Class A	3.67%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.11%
Amazon.com, Inc.	2.98%
ServiceNow, Inc.	2.63%
Arista Networks, Inc.	2.15%
Netflix, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.14%
Apple, Inc.	5.19%
Microsoft Corp.	4.81%
Broadcom, Inc.	4.49%
Meta Platforms, Inc., Class A	3.67%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.11%
Amazon.com, Inc.	2.98%
ServiceNow, Inc.	2.63%
Arista Networks, Inc.	2.15%
Netflix, Inc.	2.02%
* Excluding money market fund holdings, if any.

C000023158 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Technology Fund
Class Name	Class R5
Trading Symbol	FTPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Technology Fund (Class R5)	$40	0.74%
*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%	[19]
Net Assets	$ 1,711,639,526
Holdings Count | Holding	72
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$1,711,639,526
Total number of portfolio holdings	72
Portfolio turnover rate	64%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.14%
Apple, Inc.	5.19%
Microsoft Corp.	4.81%
Broadcom, Inc.	4.49%
Meta Platforms, Inc., Class A	3.67%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.11%
Amazon.com, Inc.	2.98%
ServiceNow, Inc.	2.63%
Arista Networks, Inc.	2.15%
Netflix, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.14%
Apple, Inc.	5.19%
Microsoft Corp.	4.81%
Broadcom, Inc.	4.49%
Meta Platforms, Inc., Class A	3.67%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.11%
Amazon.com, Inc.	2.98%
ServiceNow, Inc.	2.63%
Arista Networks, Inc.	2.15%
Netflix, Inc.	2.02%
* Excluding money market fund holdings, if any.

C000188945 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Technology Fund
Class Name	Class R6
Trading Symbol	FTPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Technology Fund (Class R6)	$36	0.67%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%	[20]
Net Assets	$ 1,711,639,526
Holdings Count | Holding	72
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$1,711,639,526
Total number of portfolio holdings	72
Portfolio turnover rate	64%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.14%
Apple, Inc.	5.19%
Microsoft Corp.	4.81%
Broadcom, Inc.	4.49%
Meta Platforms, Inc., Class A	3.67%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.11%
Amazon.com, Inc.	2.98%
ServiceNow, Inc.	2.63%
Arista Networks, Inc.	2.15%
Netflix, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.14%
Apple, Inc.	5.19%
Microsoft Corp.	4.81%
Broadcom, Inc.	4.49%
Meta Platforms, Inc., Class A	3.67%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.11%
Amazon.com, Inc.	2.98%
ServiceNow, Inc.	2.63%
Arista Networks, Inc.	2.15%
Netflix, Inc.	2.02%
* Excluding money market fund holdings, if any.

C000000366 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dividend Income Fund
Class Name	Class A
Trading Symbol	IAUTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dividend Income Fund (Class A)	$48	0.92%
*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%	[21]
Net Assets	$ 3,709,793,859
Holdings Count | Holding	68
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$3,709,793,859
Total number of portfolio holdings	68
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Walmart, Inc.	3.54%
Philip Morris International, Inc.	3.41%
JPMorgan Chase & Co.	3.41%
UnitedHealth Group, Inc.	2.88%
Johnson & Johnson	2.75%
Public Service Enterprise Group, Inc.	2.69%
Morgan Stanley	2.64%
Lowe's Cos., Inc.	2.46%
McDonald's Corp.	2.39%
Chubb Ltd.	2.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Walmart, Inc.	3.54%
Philip Morris International, Inc.	3.41%
JPMorgan Chase & Co.	3.41%
UnitedHealth Group, Inc.	2.88%
Johnson & Johnson	2.75%
Public Service Enterprise Group, Inc.	2.69%
Morgan Stanley	2.64%
Lowe's Cos., Inc.	2.46%
McDonald's Corp.	2.39%
Chubb Ltd.	2.32%
* Excluding money market fund holdings, if any.

C000000368 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dividend Income Fund
Class Name	Class C
Trading Symbol	IUTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dividend Income Fund (Class C)	$88	1.68%
*	Annualized.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.68%	[22]
Net Assets	$ 3,709,793,859
Holdings Count | Holding	68
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$3,709,793,859
Total number of portfolio holdings	68
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Walmart, Inc.	3.54%
Philip Morris International, Inc.	3.41%
JPMorgan Chase & Co.	3.41%
UnitedHealth Group, Inc.	2.88%
Johnson & Johnson	2.75%
Public Service Enterprise Group, Inc.	2.69%
Morgan Stanley	2.64%
Lowe's Cos., Inc.	2.46%
McDonald's Corp.	2.39%
Chubb Ltd.	2.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Walmart, Inc.	3.54%
Philip Morris International, Inc.	3.41%
JPMorgan Chase & Co.	3.41%
UnitedHealth Group, Inc.	2.88%
Johnson & Johnson	2.75%
Public Service Enterprise Group, Inc.	2.69%
Morgan Stanley	2.64%
Lowe's Cos., Inc.	2.46%
McDonald's Corp.	2.39%
Chubb Ltd.	2.32%
* Excluding money market fund holdings, if any.

C000217956 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dividend Income Fund
Class Name	Class R
Trading Symbol	IRTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dividend Income Fund (Class R)	$62	1.18%
*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.18%	[23]
Net Assets	$ 3,709,793,859
Holdings Count | Holding	68
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$3,709,793,859
Total number of portfolio holdings	68
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Walmart, Inc.	3.54%
Philip Morris International, Inc.	3.41%
JPMorgan Chase & Co.	3.41%
UnitedHealth Group, Inc.	2.88%
Johnson & Johnson	2.75%
Public Service Enterprise Group, Inc.	2.69%
Morgan Stanley	2.64%
Lowe's Cos., Inc.	2.46%
McDonald's Corp.	2.39%
Chubb Ltd.	2.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Walmart, Inc.	3.54%
Philip Morris International, Inc.	3.41%
JPMorgan Chase & Co.	3.41%
UnitedHealth Group, Inc.	2.88%
Johnson & Johnson	2.75%
Public Service Enterprise Group, Inc.	2.69%
Morgan Stanley	2.64%
Lowe's Cos., Inc.	2.46%
McDonald's Corp.	2.39%
Chubb Ltd.	2.32%
* Excluding money market fund holdings, if any.

C000071335 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dividend Income Fund
Class Name	Class Y
Trading Symbol	IAUYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dividend Income Fund (Class Y)	$36	0.68%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%	[24]
Net Assets	$ 3,709,793,859
Holdings Count | Holding	68
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$3,709,793,859
Total number of portfolio holdings	68
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Walmart, Inc.	3.54%
Philip Morris International, Inc.	3.41%
JPMorgan Chase & Co.	3.41%
UnitedHealth Group, Inc.	2.88%
Johnson & Johnson	2.75%
Public Service Enterprise Group, Inc.	2.69%
Morgan Stanley	2.64%
Lowe's Cos., Inc.	2.46%
McDonald's Corp.	2.39%
Chubb Ltd.	2.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Walmart, Inc.	3.54%
Philip Morris International, Inc.	3.41%
JPMorgan Chase & Co.	3.41%
UnitedHealth Group, Inc.	2.88%
Johnson & Johnson	2.75%
Public Service Enterprise Group, Inc.	2.69%
Morgan Stanley	2.64%
Lowe's Cos., Inc.	2.46%
McDonald's Corp.	2.39%
Chubb Ltd.	2.32%
* Excluding money market fund holdings, if any.

C000000369 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dividend Income Fund
Class Name	Investor Class
Trading Symbol	FSTUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dividend Income Fund (Investor Class)	$49	0.93%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%	[25]
Net Assets	$ 3,709,793,859
Holdings Count | Holding	68
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$3,709,793,859
Total number of portfolio holdings	68
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Walmart, Inc.	3.54%
Philip Morris International, Inc.	3.41%
JPMorgan Chase & Co.	3.41%
UnitedHealth Group, Inc.	2.88%
Johnson & Johnson	2.75%
Public Service Enterprise Group, Inc.	2.69%
Morgan Stanley	2.64%
Lowe's Cos., Inc.	2.46%
McDonald's Corp.	2.39%
Chubb Ltd.	2.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Walmart, Inc.	3.54%
Philip Morris International, Inc.	3.41%
JPMorgan Chase & Co.	3.41%
UnitedHealth Group, Inc.	2.88%
Johnson & Johnson	2.75%
Public Service Enterprise Group, Inc.	2.69%
Morgan Stanley	2.64%
Lowe's Cos., Inc.	2.46%
McDonald's Corp.	2.39%
Chubb Ltd.	2.32%
* Excluding money market fund holdings, if any.

C000029688 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dividend Income Fund
Class Name	Class R5
Trading Symbol	FSIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dividend Income Fund (Class R5)	$35	0.66%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%	[26]
Net Assets	$ 3,709,793,859
Holdings Count | Holding	68
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$3,709,793,859
Total number of portfolio holdings	68
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Walmart, Inc.	3.54%
Philip Morris International, Inc.	3.41%
JPMorgan Chase & Co.	3.41%
UnitedHealth Group, Inc.	2.88%
Johnson & Johnson	2.75%
Public Service Enterprise Group, Inc.	2.69%
Morgan Stanley	2.64%
Lowe's Cos., Inc.	2.46%
McDonald's Corp.	2.39%
Chubb Ltd.	2.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Walmart, Inc.	3.54%
Philip Morris International, Inc.	3.41%
JPMorgan Chase & Co.	3.41%
UnitedHealth Group, Inc.	2.88%
Johnson & Johnson	2.75%
Public Service Enterprise Group, Inc.	2.69%
Morgan Stanley	2.64%
Lowe's Cos., Inc.	2.46%
McDonald's Corp.	2.39%
Chubb Ltd.	2.32%
* Excluding money market fund holdings, if any.

C000120718 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dividend Income Fund
Class Name	Class R6
Trading Symbol	IFUTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dividend Income Fund (Class R6)	$31	0.59%
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[27]
Net Assets	$ 3,709,793,859
Holdings Count | Holding	68
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$3,709,793,859
Total number of portfolio holdings	68
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Walmart, Inc.	3.54%
Philip Morris International, Inc.	3.41%
JPMorgan Chase & Co.	3.41%
UnitedHealth Group, Inc.	2.88%
Johnson & Johnson	2.75%
Public Service Enterprise Group, Inc.	2.69%
Morgan Stanley	2.64%
Lowe's Cos., Inc.	2.46%
McDonald's Corp.	2.39%
Chubb Ltd.	2.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Walmart, Inc.	3.54%
Philip Morris International, Inc.	3.41%
JPMorgan Chase & Co.	3.41%
UnitedHealth Group, Inc.	2.88%
Johnson & Johnson	2.75%
Public Service Enterprise Group, Inc.	2.69%
Morgan Stanley	2.64%
Lowe's Cos., Inc.	2.46%
McDonald's Corp.	2.39%
Chubb Ltd.	2.32%
* Excluding money market fund holdings, if any.

C000084479 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Fund
Class Name	Class A
Trading Symbol	ACSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Fund (Class A)	$41	0.79%
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%	[28]
Net Assets	$ 11,913,746,241
Holdings Count | Holding	96
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$11,913,746,241
Total number of portfolio holdings	96
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.57%
Bank of America Corp.	2.90%
Microsoft Corp.	2.47%
Philip Morris International, Inc.	2.12%
Cisco Systems, Inc.	2.05%
Alphabet, Inc., Class A	2.05%
Meta Platforms, Inc., Class A	1.99%
Suncor Energy, Inc.	1.86%
Chevron Corp.	1.82%
Johnson Controls International PLC	1.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.57%
Bank of America Corp.	2.90%
Microsoft Corp.	2.47%
Philip Morris International, Inc.	2.12%
Cisco Systems, Inc.	2.05%
Alphabet, Inc., Class A	2.05%
Meta Platforms, Inc., Class A	1.99%
Suncor Energy, Inc.	1.86%
Chevron Corp.	1.82%
Johnson Controls International PLC	1.80%
* Excluding money market fund holdings, if any.

C000084481 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Fund
Class Name	Class C
Trading Symbol	ACSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Fund (Class C)	$78	1.50%
*	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.50%	[29]
Net Assets	$ 11,913,746,241
Holdings Count | Holding	96
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$11,913,746,241
Total number of portfolio holdings	96
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.57%
Bank of America Corp.	2.90%
Microsoft Corp.	2.47%
Philip Morris International, Inc.	2.12%
Cisco Systems, Inc.	2.05%
Alphabet, Inc., Class A	2.05%
Meta Platforms, Inc., Class A	1.99%
Suncor Energy, Inc.	1.86%
Chevron Corp.	1.82%
Johnson Controls International PLC	1.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.57%
Bank of America Corp.	2.90%
Microsoft Corp.	2.47%
Philip Morris International, Inc.	2.12%
Cisco Systems, Inc.	2.05%
Alphabet, Inc., Class A	2.05%
Meta Platforms, Inc., Class A	1.99%
Suncor Energy, Inc.	1.86%
Chevron Corp.	1.82%
Johnson Controls International PLC	1.80%
* Excluding money market fund holdings, if any.

C000084484 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Fund
Class Name	Class R
Trading Symbol	ACSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Fund (Class R)	$54	1.04%
*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%	[30]
Net Assets	$ 11,913,746,241
Holdings Count | Holding	96
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$11,913,746,241
Total number of portfolio holdings	96
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.57%
Bank of America Corp.	2.90%
Microsoft Corp.	2.47%
Philip Morris International, Inc.	2.12%
Cisco Systems, Inc.	2.05%
Alphabet, Inc., Class A	2.05%
Meta Platforms, Inc., Class A	1.99%
Suncor Energy, Inc.	1.86%
Chevron Corp.	1.82%
Johnson Controls International PLC	1.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.57%
Bank of America Corp.	2.90%
Microsoft Corp.	2.47%
Philip Morris International, Inc.	2.12%
Cisco Systems, Inc.	2.05%
Alphabet, Inc., Class A	2.05%
Meta Platforms, Inc., Class A	1.99%
Suncor Energy, Inc.	1.86%
Chevron Corp.	1.82%
Johnson Controls International PLC	1.80%
* Excluding money market fund holdings, if any.

C000084482 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Fund
Class Name	Class Y
Trading Symbol	ACSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Fund (Class Y)	$28	0.54%
*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[31]
Net Assets	$ 11,913,746,241
Holdings Count | Holding	96
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$11,913,746,241
Total number of portfolio holdings	96
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.57%
Bank of America Corp.	2.90%
Microsoft Corp.	2.47%
Philip Morris International, Inc.	2.12%
Cisco Systems, Inc.	2.05%
Alphabet, Inc., Class A	2.05%
Meta Platforms, Inc., Class A	1.99%
Suncor Energy, Inc.	1.86%
Chevron Corp.	1.82%
Johnson Controls International PLC	1.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.57%
Bank of America Corp.	2.90%
Microsoft Corp.	2.47%
Philip Morris International, Inc.	2.12%
Cisco Systems, Inc.	2.05%
Alphabet, Inc., Class A	2.05%
Meta Platforms, Inc., Class A	1.99%
Suncor Energy, Inc.	1.86%
Chevron Corp.	1.82%
Johnson Controls International PLC	1.80%
* Excluding money market fund holdings, if any.

C000084483 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Fund
Class Name	Class R5
Trading Symbol	ACSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Fund (Class R5)	$26	0.50%
*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[32]
Net Assets	$ 11,913,746,241
Holdings Count | Holding	96
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$11,913,746,241
Total number of portfolio holdings	96
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.57%
Bank of America Corp.	2.90%
Microsoft Corp.	2.47%
Philip Morris International, Inc.	2.12%
Cisco Systems, Inc.	2.05%
Alphabet, Inc., Class A	2.05%
Meta Platforms, Inc., Class A	1.99%
Suncor Energy, Inc.	1.86%
Chevron Corp.	1.82%
Johnson Controls International PLC	1.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.57%
Bank of America Corp.	2.90%
Microsoft Corp.	2.47%
Philip Morris International, Inc.	2.12%
Cisco Systems, Inc.	2.05%
Alphabet, Inc., Class A	2.05%
Meta Platforms, Inc., Class A	1.99%
Suncor Energy, Inc.	1.86%
Chevron Corp.	1.82%
Johnson Controls International PLC	1.80%
* Excluding money market fund holdings, if any.

C000120720 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Fund
Class Name	Class R6
Trading Symbol	ICSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Fund (Class R6)	$23	0.43%
*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%	[33]
Net Assets	$ 11,913,746,241
Holdings Count | Holding	96
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$11,913,746,241
Total number of portfolio holdings	96
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.57%
Bank of America Corp.	2.90%
Microsoft Corp.	2.47%
Philip Morris International, Inc.	2.12%
Cisco Systems, Inc.	2.05%
Alphabet, Inc., Class A	2.05%
Meta Platforms, Inc., Class A	1.99%
Suncor Energy, Inc.	1.86%
Chevron Corp.	1.82%
Johnson Controls International PLC	1.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.57%
Bank of America Corp.	2.90%
Microsoft Corp.	2.47%
Philip Morris International, Inc.	2.12%
Cisco Systems, Inc.	2.05%
Alphabet, Inc., Class A	2.05%
Meta Platforms, Inc., Class A	1.99%
Suncor Energy, Inc.	1.86%
Chevron Corp.	1.82%
Johnson Controls International PLC	1.80%
* Excluding money market fund holdings, if any.

C000084495 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Value Fund
Class Name	Class A
Trading Symbol	VSCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Value Fund (Class A)	$56	1.06%
*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.06%	[34]
Net Assets	$ 5,828,634,122
Holdings Count | Holding	123
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$5,828,634,122
Total number of portfolio holdings	123
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.01%
Western Alliance Bancorporation	3.41%
Lumentum Holdings, Inc.	3.39%
Vertiv Holdings Co., Class A	2.90%
East West Bancorp, Inc.	2.34%
Rambus, Inc.	2.23%
NRG Energy, Inc.	2.19%
Expedia Group, Inc.	2.17%
Globe Life, Inc.	2.17%
Webster Financial Corp.	2.03%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	4.01%
Western Alliance Bancorporation	3.41%
Lumentum Holdings, Inc.	3.39%
Vertiv Holdings Co., Class A	2.90%
East West Bancorp, Inc.	2.34%
Rambus, Inc.	2.23%
NRG Energy, Inc.	2.19%
Expedia Group, Inc.	2.17%
Globe Life, Inc.	2.17%
Webster Financial Corp.	2.03%
* Excluding money market fund holdings, if any.

C000084497 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Value Fund
Class Name	Class C
Trading Symbol	VSMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Value Fund (Class C)	$95	1.81%
*	Annualized.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.81%	[35]
Net Assets	$ 5,828,634,122
Holdings Count | Holding	123
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$5,828,634,122
Total number of portfolio holdings	123
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.01%
Western Alliance Bancorporation	3.41%
Lumentum Holdings, Inc.	3.39%
Vertiv Holdings Co., Class A	2.90%
East West Bancorp, Inc.	2.34%
Rambus, Inc.	2.23%
NRG Energy, Inc.	2.19%
Expedia Group, Inc.	2.17%
Globe Life, Inc.	2.17%
Webster Financial Corp.	2.03%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	4.01%
Western Alliance Bancorporation	3.41%
Lumentum Holdings, Inc.	3.39%
Vertiv Holdings Co., Class A	2.90%
East West Bancorp, Inc.	2.34%
Rambus, Inc.	2.23%
NRG Energy, Inc.	2.19%
Expedia Group, Inc.	2.17%
Globe Life, Inc.	2.17%
Webster Financial Corp.	2.03%
* Excluding money market fund holdings, if any.

C000217957 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Value Fund
Class Name	Class R
Trading Symbol	VSRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Value Fund (Class R)	$69	1.31%
*	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.31%	[36]
Net Assets	$ 5,828,634,122
Holdings Count | Holding	123
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$5,828,634,122
Total number of portfolio holdings	123
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.01%
Western Alliance Bancorporation	3.41%
Lumentum Holdings, Inc.	3.39%
Vertiv Holdings Co., Class A	2.90%
East West Bancorp, Inc.	2.34%
Rambus, Inc.	2.23%
NRG Energy, Inc.	2.19%
Expedia Group, Inc.	2.17%
Globe Life, Inc.	2.17%
Webster Financial Corp.	2.03%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	4.01%
Western Alliance Bancorporation	3.41%
Lumentum Holdings, Inc.	3.39%
Vertiv Holdings Co., Class A	2.90%
East West Bancorp, Inc.	2.34%
Rambus, Inc.	2.23%
NRG Energy, Inc.	2.19%
Expedia Group, Inc.	2.17%
Globe Life, Inc.	2.17%
Webster Financial Corp.	2.03%
* Excluding money market fund holdings, if any.

C000084498 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Value Fund
Class Name	Class Y
Trading Symbol	VSMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Value Fund (Class Y)	$43	0.81%
*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%	[37]
Net Assets	$ 5,828,634,122
Holdings Count | Holding	123
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$5,828,634,122
Total number of portfolio holdings	123
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.01%
Western Alliance Bancorporation	3.41%
Lumentum Holdings, Inc.	3.39%
Vertiv Holdings Co., Class A	2.90%
East West Bancorp, Inc.	2.34%
Rambus, Inc.	2.23%
NRG Energy, Inc.	2.19%
Expedia Group, Inc.	2.17%
Globe Life, Inc.	2.17%
Webster Financial Corp.	2.03%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	4.01%
Western Alliance Bancorporation	3.41%
Lumentum Holdings, Inc.	3.39%
Vertiv Holdings Co., Class A	2.90%
East West Bancorp, Inc.	2.34%
Rambus, Inc.	2.23%
NRG Energy, Inc.	2.19%
Expedia Group, Inc.	2.17%
Globe Life, Inc.	2.17%
Webster Financial Corp.	2.03%
* Excluding money market fund holdings, if any.

C000177891 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Value Fund
Class Name	Class R6
Trading Symbol	SMVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Value Fund (Class R6)	$35	0.67%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%	[38]
Net Assets	$ 5,828,634,122
Holdings Count | Holding	123
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$5,828,634,122
Total number of portfolio holdings	123
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.01%
Western Alliance Bancorporation	3.41%
Lumentum Holdings, Inc.	3.39%
Vertiv Holdings Co., Class A	2.90%
East West Bancorp, Inc.	2.34%
Rambus, Inc.	2.23%
NRG Energy, Inc.	2.19%
Expedia Group, Inc.	2.17%
Globe Life, Inc.	2.17%
Webster Financial Corp.	2.03%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	4.01%
Western Alliance Bancorporation	3.41%
Lumentum Holdings, Inc.	3.39%
Vertiv Holdings Co., Class A	2.90%
East West Bancorp, Inc.	2.34%
Rambus, Inc.	2.23%
NRG Energy, Inc.	2.19%
Expedia Group, Inc.	2.17%
Globe Life, Inc.	2.17%
Webster Financial Corp.	2.03%
* Excluding money market fund holdings, if any.

C000084507 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Value Opportunities Fund
Class Name	Class A
Trading Symbol	VVOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Value Opportunities Fund (Class A)	$55	1.02%
*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.02%	[39]
Net Assets	$ 4,215,880,027
Holdings Count | Holding	74
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$4,215,880,027
Total number of portfolio holdings	74
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.41%
Vertiv Holdings Co., Class A	3.77%
Lumentum Holdings, Inc.	3.61%
Fidelity National Information Services, Inc.	3.16%
Expedia Group, Inc.	2.99%
NRG Energy, Inc.	2.86%
Western Alliance Bancorporation	2.62%
Huntington Bancshares, Inc.	2.38%
Cameco Corp.	2.28%
MasTec, Inc.	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	4.41%
Vertiv Holdings Co., Class A	3.77%
Lumentum Holdings, Inc.	3.61%
Fidelity National Information Services, Inc.	3.16%
Expedia Group, Inc.	2.99%
NRG Energy, Inc.	2.86%
Western Alliance Bancorporation	2.62%
Huntington Bancshares, Inc.	2.38%
Cameco Corp.	2.28%
MasTec, Inc.	2.22%
* Excluding money market fund holdings, if any.

C000084509 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Value Opportunities Fund
Class Name	Class C
Trading Symbol	VVOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Value Opportunities Fund (Class C)	$94	1.77%
*	Annualized.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.77%	[40]
Net Assets	$ 4,215,880,027
Holdings Count | Holding	74
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$4,215,880,027
Total number of portfolio holdings	74
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.41%
Vertiv Holdings Co., Class A	3.77%
Lumentum Holdings, Inc.	3.61%
Fidelity National Information Services, Inc.	3.16%
Expedia Group, Inc.	2.99%
NRG Energy, Inc.	2.86%
Western Alliance Bancorporation	2.62%
Huntington Bancshares, Inc.	2.38%
Cameco Corp.	2.28%
MasTec, Inc.	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	4.41%
Vertiv Holdings Co., Class A	3.77%
Lumentum Holdings, Inc.	3.61%
Fidelity National Information Services, Inc.	3.16%
Expedia Group, Inc.	2.99%
NRG Energy, Inc.	2.86%
Western Alliance Bancorporation	2.62%
Huntington Bancshares, Inc.	2.38%
Cameco Corp.	2.28%
MasTec, Inc.	2.22%
* Excluding money market fund holdings, if any.

C000095989 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Value Opportunities Fund
Class Name	Class R
Trading Symbol	VVORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Value Opportunities Fund (Class R)	$68	1.27%
*	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.27%	[41]
Net Assets	$ 4,215,880,027
Holdings Count | Holding	74
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$4,215,880,027
Total number of portfolio holdings	74
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.41%
Vertiv Holdings Co., Class A	3.77%
Lumentum Holdings, Inc.	3.61%
Fidelity National Information Services, Inc.	3.16%
Expedia Group, Inc.	2.99%
NRG Energy, Inc.	2.86%
Western Alliance Bancorporation	2.62%
Huntington Bancshares, Inc.	2.38%
Cameco Corp.	2.28%
MasTec, Inc.	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	4.41%
Vertiv Holdings Co., Class A	3.77%
Lumentum Holdings, Inc.	3.61%
Fidelity National Information Services, Inc.	3.16%
Expedia Group, Inc.	2.99%
NRG Energy, Inc.	2.86%
Western Alliance Bancorporation	2.62%
Huntington Bancshares, Inc.	2.38%
Cameco Corp.	2.28%
MasTec, Inc.	2.22%
* Excluding money market fund holdings, if any.

C000084510 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Value Opportunities Fund
Class Name	Class Y
Trading Symbol	VVOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Value Opportunities Fund (Class Y)	$41	0.77%
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.77%	[42]
Net Assets	$ 4,215,880,027
Holdings Count | Holding	74
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$4,215,880,027
Total number of portfolio holdings	74
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.41%
Vertiv Holdings Co., Class A	3.77%
Lumentum Holdings, Inc.	3.61%
Fidelity National Information Services, Inc.	3.16%
Expedia Group, Inc.	2.99%
NRG Energy, Inc.	2.86%
Western Alliance Bancorporation	2.62%
Huntington Bancshares, Inc.	2.38%
Cameco Corp.	2.28%
MasTec, Inc.	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	4.41%
Vertiv Holdings Co., Class A	3.77%
Lumentum Holdings, Inc.	3.61%
Fidelity National Information Services, Inc.	3.16%
Expedia Group, Inc.	2.99%
NRG Energy, Inc.	2.86%
Western Alliance Bancorporation	2.62%
Huntington Bancshares, Inc.	2.38%
Cameco Corp.	2.28%
MasTec, Inc.	2.22%
* Excluding money market fund holdings, if any.

C000095990 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Value Opportunities Fund
Class Name	Class R5
Trading Symbol	VVONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Value Opportunities Fund (Class R5)	$40	0.74%
*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%	[43]
Net Assets	$ 4,215,880,027
Holdings Count | Holding	74
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$4,215,880,027
Total number of portfolio holdings	74
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.41%
Vertiv Holdings Co., Class A	3.77%
Lumentum Holdings, Inc.	3.61%
Fidelity National Information Services, Inc.	3.16%
Expedia Group, Inc.	2.99%
NRG Energy, Inc.	2.86%
Western Alliance Bancorporation	2.62%
Huntington Bancshares, Inc.	2.38%
Cameco Corp.	2.28%
MasTec, Inc.	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	4.41%
Vertiv Holdings Co., Class A	3.77%
Lumentum Holdings, Inc.	3.61%
Fidelity National Information Services, Inc.	3.16%
Expedia Group, Inc.	2.99%
NRG Energy, Inc.	2.86%
Western Alliance Bancorporation	2.62%
Huntington Bancshares, Inc.	2.38%
Cameco Corp.	2.28%
MasTec, Inc.	2.22%
* Excluding money market fund holdings, if any.

C000188946 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Value Opportunities Fund
Class Name	Class R6
Trading Symbol	VVOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Value Opportunities Fund (Class R6)	$35	0.66%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%	[44]
Net Assets	$ 4,215,880,027
Holdings Count | Holding	74
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$4,215,880,027
Total number of portfolio holdings	74
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.41%
Vertiv Holdings Co., Class A	3.77%
Lumentum Holdings, Inc.	3.61%
Fidelity National Information Services, Inc.	3.16%
Expedia Group, Inc.	2.99%
NRG Energy, Inc.	2.86%
Western Alliance Bancorporation	2.62%
Huntington Bancshares, Inc.	2.38%
Cameco Corp.	2.28%
MasTec, Inc.	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	4.41%
Vertiv Holdings Co., Class A	3.77%
Lumentum Holdings, Inc.	3.61%
Fidelity National Information Services, Inc.	3.16%
Expedia Group, Inc.	2.99%
NRG Energy, Inc.	2.86%
Western Alliance Bancorporation	2.62%
Huntington Bancshares, Inc.	2.38%
Cameco Corp.	2.28%
MasTec, Inc.	2.22%
* Excluding money market fund holdings, if any.

C000209140 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Gold & Special Minerals Fund
Class Name	Class A
Trading Symbol	OPGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Gold & Special Minerals Fund (Class A)	$60	1.06%
*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.06%	[45]
Net Assets	$ 2,241,049,693
Holdings Count | Holding	149
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$2,241,049,693
Total number of portfolio holdings	149
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	5.09%
Ivanhoe Mines Ltd., Class A	3.71%
Barrick Gold Corp.	3.67%
Agnico Eagle Mines Ltd.	3.30%
Freeport-McMoRan, Inc.	2.89%
Newmont Corp.	2.89%
De Grey Mining Ltd.	2.79%
Evolution Mining Ltd.	2.73%
Bellevue Gold Ltd.	2.71%
Gold Fields Ltd., ADR	2.54%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	5.09%
Ivanhoe Mines Ltd., Class A	3.71%
Barrick Gold Corp.	3.67%
Agnico Eagle Mines Ltd.	3.30%
Freeport-McMoRan, Inc.	2.89%
Newmont Corp.	2.89%
De Grey Mining Ltd.	2.79%
Evolution Mining Ltd.	2.73%
Bellevue Gold Ltd.	2.71%
Gold Fields Ltd., ADR	2.54%
* Excluding money market fund holdings, if any.

C000209135 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Gold & Special Minerals Fund
Class Name	Class C
Trading Symbol	OGMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Gold & Special Minerals Fund (Class C)	$102	1.82%
*	Annualized.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.82%	[46]
Net Assets	$ 2,241,049,693
Holdings Count | Holding	149
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$2,241,049,693
Total number of portfolio holdings	149
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	5.09%
Ivanhoe Mines Ltd., Class A	3.71%
Barrick Gold Corp.	3.67%
Agnico Eagle Mines Ltd.	3.30%
Freeport-McMoRan, Inc.	2.89%
Newmont Corp.	2.89%
De Grey Mining Ltd.	2.79%
Evolution Mining Ltd.	2.73%
Bellevue Gold Ltd.	2.71%
Gold Fields Ltd., ADR	2.54%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	5.09%
Ivanhoe Mines Ltd., Class A	3.71%
Barrick Gold Corp.	3.67%
Agnico Eagle Mines Ltd.	3.30%
Freeport-McMoRan, Inc.	2.89%
Newmont Corp.	2.89%
De Grey Mining Ltd.	2.79%
Evolution Mining Ltd.	2.73%
Bellevue Gold Ltd.	2.71%
Gold Fields Ltd., ADR	2.54%
* Excluding money market fund holdings, if any.

C000209136 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Gold & Special Minerals Fund
Class Name	Class R
Trading Symbol	OGMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Gold & Special Minerals Fund (Class R)	$74	1.32%
*	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.32%	[47]
Net Assets	$ 2,241,049,693
Holdings Count | Holding	149
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$2,241,049,693
Total number of portfolio holdings	149
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	5.09%
Ivanhoe Mines Ltd., Class A	3.71%
Barrick Gold Corp.	3.67%
Agnico Eagle Mines Ltd.	3.30%
Freeport-McMoRan, Inc.	2.89%
Newmont Corp.	2.89%
De Grey Mining Ltd.	2.79%
Evolution Mining Ltd.	2.73%
Bellevue Gold Ltd.	2.71%
Gold Fields Ltd., ADR	2.54%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	5.09%
Ivanhoe Mines Ltd., Class A	3.71%
Barrick Gold Corp.	3.67%
Agnico Eagle Mines Ltd.	3.30%
Freeport-McMoRan, Inc.	2.89%
Newmont Corp.	2.89%
De Grey Mining Ltd.	2.79%
Evolution Mining Ltd.	2.73%
Bellevue Gold Ltd.	2.71%
Gold Fields Ltd., ADR	2.54%
* Excluding money market fund holdings, if any.

C000209137 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Gold & Special Minerals Fund
Class Name	Class Y
Trading Symbol	OGMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Gold & Special Minerals Fund (Class Y)	$46	0.82%
*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.82%	[48]
Net Assets	$ 2,241,049,693
Holdings Count | Holding	149
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$2,241,049,693
Total number of portfolio holdings	149
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	5.09%
Ivanhoe Mines Ltd., Class A	3.71%
Barrick Gold Corp.	3.67%
Agnico Eagle Mines Ltd.	3.30%
Freeport-McMoRan, Inc.	2.89%
Newmont Corp.	2.89%
De Grey Mining Ltd.	2.79%
Evolution Mining Ltd.	2.73%
Bellevue Gold Ltd.	2.71%
Gold Fields Ltd., ADR	2.54%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	5.09%
Ivanhoe Mines Ltd., Class A	3.71%
Barrick Gold Corp.	3.67%
Agnico Eagle Mines Ltd.	3.30%
Freeport-McMoRan, Inc.	2.89%
Newmont Corp.	2.89%
De Grey Mining Ltd.	2.79%
Evolution Mining Ltd.	2.73%
Bellevue Gold Ltd.	2.71%
Gold Fields Ltd., ADR	2.54%
* Excluding money market fund holdings, if any.

C000209138 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Gold & Special Minerals Fund
Class Name	Class R5
Trading Symbol	IOGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Gold & Special Minerals Fund (Class R5)	$42	0.74%
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.74%	[49]
Net Assets	$ 2,241,049,693
Holdings Count | Holding	149
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$2,241,049,693
Total number of portfolio holdings	149
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	5.09%
Ivanhoe Mines Ltd., Class A	3.71%
Barrick Gold Corp.	3.67%
Agnico Eagle Mines Ltd.	3.30%
Freeport-McMoRan, Inc.	2.89%
Newmont Corp.	2.89%
De Grey Mining Ltd.	2.79%
Evolution Mining Ltd.	2.73%
Bellevue Gold Ltd.	2.71%
Gold Fields Ltd., ADR	2.54%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	5.09%
Ivanhoe Mines Ltd., Class A	3.71%
Barrick Gold Corp.	3.67%
Agnico Eagle Mines Ltd.	3.30%
Freeport-McMoRan, Inc.	2.89%
Newmont Corp.	2.89%
De Grey Mining Ltd.	2.79%
Evolution Mining Ltd.	2.73%
Bellevue Gold Ltd.	2.71%
Gold Fields Ltd., ADR	2.54%
* Excluding money market fund holdings, if any.

C000209139 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Gold & Special Minerals Fund
Class Name	Class R6
Trading Symbol	OGMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports.
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Gold & Special Minerals Fund (Class R6)	$38	0.67%
*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.67%	[50]
Net Assets	$ 2,241,049,693
Holdings Count | Holding	149
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$2,241,049,693
Total number of portfolio holdings	149
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	5.09%
Ivanhoe Mines Ltd., Class A	3.71%
Barrick Gold Corp.	3.67%
Agnico Eagle Mines Ltd.	3.30%
Freeport-McMoRan, Inc.	2.89%
Newmont Corp.	2.89%
De Grey Mining Ltd.	2.79%
Evolution Mining Ltd.	2.73%
Bellevue Gold Ltd.	2.71%
Gold Fields Ltd., ADR	2.54%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	5.09%
Ivanhoe Mines Ltd., Class A	3.71%
Barrick Gold Corp.	3.67%
Agnico Eagle Mines Ltd.	3.30%
Freeport-McMoRan, Inc.	2.89%
Newmont Corp.	2.89%
De Grey Mining Ltd.	2.79%
Evolution Mining Ltd.	2.73%
Bellevue Gold Ltd.	2.71%
Gold Fields Ltd., ADR	2.54%
* Excluding money market fund holdings, if any.

C000209146 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Select Fund
Class Name	Class A
Trading Symbol	CGRWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Select Fund (Class A)	$48	0.92%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%	[51],[52]
Net Assets	$ 780,982,234
Holdings Count | Holding	34
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$780,982,234
Total number of portfolio holdings	34
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Citigroup, Inc.	5.50%
Bank of America Corp.	5.41%
Wells Fargo & Co.	5.24%
Sanofi S.A., ADR	4.90%
Becton, Dickinson and Co.	4.25%
Johnson & Johnson	4.07%
Las Vegas Sands Corp.	4.06%
State Street Corp.	3.83%
FedEx Corp.	3.75%
Johnson Controls International PLC	3.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Citigroup, Inc.	5.50%
Bank of America Corp.	5.41%
Wells Fargo & Co.	5.24%
Sanofi S.A., ADR	4.90%
Becton, Dickinson and Co.	4.25%
Johnson & Johnson	4.07%
Las Vegas Sands Corp.	4.06%
State Street Corp.	3.83%
FedEx Corp.	3.75%
Johnson Controls International PLC	3.57%
* Excluding money market fund holdings, if any.

C000209141 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Select Fund
Class Name	Class C
Trading Symbol	CGRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Select Fund (Class C)	$87	1.68%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.68%	[53],[54]
Net Assets	$ 780,982,234
Holdings Count | Holding	34
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$780,982,234
Total number of portfolio holdings	34
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Citigroup, Inc.	5.50%
Bank of America Corp.	5.41%
Wells Fargo & Co.	5.24%
Sanofi S.A., ADR	4.90%
Becton, Dickinson and Co.	4.25%
Johnson & Johnson	4.07%
Las Vegas Sands Corp.	4.06%
State Street Corp.	3.83%
FedEx Corp.	3.75%
Johnson Controls International PLC	3.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Citigroup, Inc.	5.50%
Bank of America Corp.	5.41%
Wells Fargo & Co.	5.24%
Sanofi S.A., ADR	4.90%
Becton, Dickinson and Co.	4.25%
Johnson & Johnson	4.07%
Las Vegas Sands Corp.	4.06%
State Street Corp.	3.83%
FedEx Corp.	3.75%
Johnson Controls International PLC	3.57%
* Excluding money market fund holdings, if any.

C000209142 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Select Fund
Class Name	Class R
Trading Symbol	CGRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Select Fund (Class R)	$61	1.18%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.18%	[55],[56]
Net Assets	$ 780,982,234
Holdings Count | Holding	34
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$780,982,234
Total number of portfolio holdings	34
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Citigroup, Inc.	5.50%
Bank of America Corp.	5.41%
Wells Fargo & Co.	5.24%
Sanofi S.A., ADR	4.90%
Becton, Dickinson and Co.	4.25%
Johnson & Johnson	4.07%
Las Vegas Sands Corp.	4.06%
State Street Corp.	3.83%
FedEx Corp.	3.75%
Johnson Controls International PLC	3.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Citigroup, Inc.	5.50%
Bank of America Corp.	5.41%
Wells Fargo & Co.	5.24%
Sanofi S.A., ADR	4.90%
Becton, Dickinson and Co.	4.25%
Johnson & Johnson	4.07%
Las Vegas Sands Corp.	4.06%
State Street Corp.	3.83%
FedEx Corp.	3.75%
Johnson Controls International PLC	3.57%
* Excluding money market fund holdings, if any.

C000209144 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Select Fund
Class Name	Class Y
Trading Symbol	CGRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Select Fund (Class Y)	$35	0.68%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[57],[58]
Net Assets	$ 780,982,234
Holdings Count | Holding	34
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$780,982,234
Total number of portfolio holdings	34
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Citigroup, Inc.	5.50%
Bank of America Corp.	5.41%
Wells Fargo & Co.	5.24%
Sanofi S.A., ADR	4.90%
Becton, Dickinson and Co.	4.25%
Johnson & Johnson	4.07%
Las Vegas Sands Corp.	4.06%
State Street Corp.	3.83%
FedEx Corp.	3.75%
Johnson Controls International PLC	3.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Citigroup, Inc.	5.50%
Bank of America Corp.	5.41%
Wells Fargo & Co.	5.24%
Sanofi S.A., ADR	4.90%
Becton, Dickinson and Co.	4.25%
Johnson & Johnson	4.07%
Las Vegas Sands Corp.	4.06%
State Street Corp.	3.83%
FedEx Corp.	3.75%
Johnson Controls International PLC	3.57%
* Excluding money market fund holdings, if any.

C000209145 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Select Fund
Class Name	Class R5
Trading Symbol	IOVVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Select Fund (Class R5)	$31	0.59%
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[59]
Net Assets	$ 780,982,234
Holdings Count | Holding	34
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$780,982,234
Total number of portfolio holdings	34
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Citigroup, Inc.	5.50%
Bank of America Corp.	5.41%
Wells Fargo & Co.	5.24%
Sanofi S.A., ADR	4.90%
Becton, Dickinson and Co.	4.25%
Johnson & Johnson	4.07%
Las Vegas Sands Corp.	4.06%
State Street Corp.	3.83%
FedEx Corp.	3.75%
Johnson Controls International PLC	3.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Citigroup, Inc.	5.50%
Bank of America Corp.	5.41%
Wells Fargo & Co.	5.24%
Sanofi S.A., ADR	4.90%
Becton, Dickinson and Co.	4.25%
Johnson & Johnson	4.07%
Las Vegas Sands Corp.	4.06%
State Street Corp.	3.83%
FedEx Corp.	3.75%
Johnson Controls International PLC	3.57%
* Excluding money market fund holdings, if any.

C000209143 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Select Fund
Class Name	Class R6
Trading Symbol	OGRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Select Fund (Class R6)	$31	0.59%
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[60]
Net Assets	$ 780,982,234
Holdings Count | Holding	34
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$780,982,234
Total number of portfolio holdings	34
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Citigroup, Inc.	5.50%
Bank of America Corp.	5.41%
Wells Fargo & Co.	5.24%
Sanofi S.A., ADR	4.90%
Becton, Dickinson and Co.	4.25%
Johnson & Johnson	4.07%
Las Vegas Sands Corp.	4.06%
State Street Corp.	3.83%
FedEx Corp.	3.75%
Johnson Controls International PLC	3.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Citigroup, Inc.	5.50%
Bank of America Corp.	5.41%
Wells Fargo & Co.	5.24%
Sanofi S.A., ADR	4.90%
Becton, Dickinson and Co.	4.25%
Johnson & Johnson	4.07%
Las Vegas Sands Corp.	4.06%
State Street Corp.	3.83%
FedEx Corp.	3.75%
Johnson Controls International PLC	3.57%
* Excluding money market fund holdings, if any.

[1]	Annualized.
[2]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[3]	Annualized.
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[52]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
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[60]	Annualized.